Segregated Funds - Investments for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (Notes 5 and 6)	$ 7,138	$ 7,148	$ 9,113
Debt securities (Notes 5 and 6)	75,493	75,902	88,727
Cash, cash equivalents and short-term securities (Note 5)	13,173	11,219	12,278
Investment properties (Note 5)	9,723	10,102	9,109
Other assets	6,462	6,442	4,279
Total assets	333,241	323,608	349,144
Less: Liabilities arising from investing activities	309,041	300,721	326,938
Total investments for account of segregated fund holders	128,452	125,292	139,996
Investments for account of segregated fund holders
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Segregated and mutual fund units	107,239	97,347	107,277
Equity securities (Notes 5 and 6)	1,280	3,801	4,317
Debt securities (Notes 5 and 6)	862	1,441	1,753
Cash, cash equivalents and short-term securities (Note 5)	4	181	264
Investment properties (Note 5)	0	271	226
Mortgages	0	0	1
Other assets	30	75	98
Total assets	109,415	103,116	113,936
Total investments for account of segregated fund holders	109,411	102,153
Investments for account of segregated fund holders, insurance contracts
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Segregated and mutual fund units	14,240	15,723	18,667
Equity securities (Notes 5 and 6)	2,908	4,450	5,646
Debt securities (Notes 5 and 6)	1,427	1,417	1,657
Cash, cash equivalents and short-term securities (Note 5)	483	624	514
Investment properties (Note 5)	0	167	220
Mortgages	16	17	18
Other assets	45	55	43
Total assets	19,119	22,453	26,765
Total investments for account of segregated fund holders	19,041	23,139	26,079
Investment for account of segregated fund holders, liabilities arising from investing activities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Less: Liabilities arising from investing activities	4	963	19
Investment for account of segregated fund holders, insurance contracts, liabilities arising from investing activities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Less: Liabilities arising from investing activities	$ 78		$ 686
Less: Liabilities arising from investing activities		$ (686)